INCOME STATEMENT DETAILS (Schedule of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 79		₪ 101	₪ 84
Bad debts and allowance for doubtful accounts	52		82	63
Professional fees	22		32	31
Credit card and other commissions	14		14	16
Depreciation	9		9	9
Other	20		25	20
Total general and administrative expenses	₪ 196	[1]	₪ 263	₪ 223

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.